Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of premises and equipment

	December 31,
	2013	2012
	(In thousands)
Land	$1,450	$—
Building	3,544	—
Leasehold improvements	3,157	3,187
Furniture and fixtures	1,456	661
Equipment	2,090	1,775
	11,697	5,623
Accumulated depreciation and amortization	(4,637)	(3,105)
Premises and equipment, net	$7,060	$2,518